Cash and cash equivalents and marketable securities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Marketable Securities
Operating activities	$ 43,212
Proceeds from disposal of assets	3,606
Proceeds from finance debt	2,210	$ 2,880
Financial compensation	391
Dividend payable	20,454
Debt repayment of lease liability	12,457
Intangible assets	$ 12,114